VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY

MULTIPLE SPONSORED RETIREMENT OPTIONS

A GROUP OR INDIVIDUAL DEFERRED FIXED AND VARIABLE ANNUITY CONTRACT

(“THE CONTRACT” OR “CONTRACTS”)

issued to

Plans Established by Eligible Organizations Under Tax Code Sections 401(a),

401(k), 403(b) and 457, including Roth 401(k), Roth 403(b)

and Roth 457(b) Plans

UPDATING SUMMARY PROSPECTUS

May 1, 2026

The group or individual deferred fixed and variable annuity contract is described in this updating summary prospectus (“summary prospectus”). The Texas K-12 Contract (“Texas K-12 Contract”) are voluntary 403(b) annuity contracts issued to employees of K-12 public schools in Texas. The Texas K-12 Contract meets the requirements established by the Teachers Retirement System of Texas in support of Senate Bill 273. Contract other than Texas K-12 Contract is issued in connection with plans established by eligible organizations under Tax Code Sections 401(a), 401(k), 403(b) and 457, including Roth 401(k), Roth 403(b), and Roth 457(b) plans.

The full prospectus for the Contract contains more information about the Contract, including the features, benefits, and risks. You can find the current prospectus and other information about the Contract online at https://vpx.broadridge.com/getcontract1.asp?dtype=usp&cid=voyavpx&fid=NRVA00979. You can also obtain this information at no cost by calling 1-800-584-6001 or by sending an email request to ProspectusRequests@voya.com.

Additional information about certain investment products, including variable annuities and fixed interest options with Market Value Adjustments, has been prepared by the U.S. Securities and Exchange Commission’s staff and is available at Investor.gov.

The U.S. Securities and Exchange Commission (the “SEC”) has not approved or disapproved this Contract or passed upon the adequacy of this summary prospectus. Any representation to the contrary is a criminal offense.

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SPECIAL TERMS USED IN THIS SUMMARY PROSPECTUS

The following are some of the important terms used throughout this summary prospectus that have special meaning.

Account Value: The value of: (1) amounts allocated to the Fixed Interest Options, including interest earnings to date; less (2) any deductions from the Fixed Interest Options (e.g., withdrawals and fees); and plus (3) the current dollar value of amounts allocated to the Subaccounts of Variable Annuity Account C, which includes investment performance and fees deducted from the Subaccounts.

Contract or Contracts: The group deferred fixed and variable annuity Contract offered by your Plan Sponsor as a funding vehicle for your retirement plan.

Contract Holder: The person to whom we issue the Contract. Generally, the Plan Sponsor or a trust.

Contract Loans: Loans initiated by a participant from their Vested individual Account Value allocated to certain Subaccounts and Fixed Interest Options. Amounts equal to a Contract Loan are transferred to the General Account.

Customer Service: The location from which we service the Contracts. The mailing address and telephone number of Customer Service is Defined Contributions Administration, P.O. Box 990063, Hartford, CT 06199-0063, 1-800-584-6001.

Fixed Interest Options: The Guaranteed Accumulation Account, the Fixed Account, the Fixed Plus Account and the Fixed Plus Account II A are Fixed Interest Options that may be available during the Accumulation Phase under some Contracts. Amounts allocated to the Guaranteed Accumulation Account are deposited in a nonunitized separate account established by the Company. Amounts allocated to the Fixed Interest Options are held in the Company’s General Account which supports insurance and annuity obligations.

Fund(s): The underlying mutual Funds in which the Subaccounts invest.

General Account: The account that contains all of our assets other than those held in Variable Annuity Account C or one of our other separate accounts.

Investor (also “you” or “participant”): The individual who participates in the Contract through a retirement plan.

Loan Interest Rate Spread: The difference between the rate charged and the rate credited on loans under your Contract.

MVA: A Market Value Adjustment applicable to amounts removed from the Guaranteed Accumulation Account (GAA) prior to the end of a Guaranteed Term.

Plan Loans: Loans initiated by 401(a), 401(k), 403(b) or governmental 457 plan participants from Vested account balances. Amounts equal to a Plan Loan are transferred to a trust or custodial account held by the Plan Sponsor.

Plan Sponsor: The sponsor of your retirement plan. Generally, your employer.

Purchase Payment: Collectively, the initial purchase payment and any additional purchase payment.

Subaccount: Division(s) of Variable Annuity Account C that are investment options under the Contract. Each Subaccount invests in a corresponding underlying mutual Fund.

Tax Code: The Internal Revenue Code of 1986, as amended.

VRIAC, the Company, we, us and our: Voya Retirement Insurance and Annuity Company, a stock company domiciled in Connecticut, that issues the Contract described in this summary prospectus.

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Variable Annuity Account C, the Separate Account: Voya Variable Annuity Account C, a segregated asset account established by us to fund the variable benefits provided by the Contract. The Variable Annuity Account C is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and it also meets the definition of “separate account” under the federal securities laws.

Variable Investment Options: The Subaccounts of Variable Annuity Account C. Each one invests in a specific mutual Fund.

Vested: The amount of money in a participant’s individual account attributable to participant contributions. In an employer-sponsored retirement plan (i.e., a 401(k) or 403(b) plan), the Vested amount may include employer matching contributions.

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UPDATED INFORMATION ABOUT YOUR CONTRACT

The information in this summary prospectus is a summary of certain Contract features that have changed since May 1, 2025. This may not reflect all of the changes that have occurred since you entered into your Contract.

•	Investment Options

•	Effective on or about August 8, 2025, the Voya Index Solution 2025 Portfolio (Class S) merged into the Voya Index Solution Income Portfolio (Class S).
•	Effective June 2, 2025, the American Funds® EuroPacific Growth Fund® (Class R3) changed its name to the American Funds® EUPAC Fund® (Class R3).
•	Effective June 2, 2025, the American Funds® EuroPacific Growth Fund® (Class R4) changed its name to the American Funds® EUPAC Fund® (Class R4).
•	Effective at the opening of business on June 2, 2025, the Wanger Acorn Fund changed its name to the Columbia Variable Portfolio – Acorn Fund.
•	Effective at the opening of business on June 2, 2025, the Wanger International Fund changed its name to the Columbia Variable Portfolio – Acorn International Fund.
•	Effective July 28, 2025, the name of the Neuberger Berman Sustainable Equity Fund changed to the Neuberger Equity Fund.
•	Effective August 11, 2025, the Voya Index Solution 2070 Portfolio (Class S) has been added as a new fund to the prospectus.
•	Effective August 8, 2025, the Voya Index Solution 2025 Portfolio (Class S) merged into the Voya Index Solution Income Portfolio (Class S).
•	Effective August 8, 2025, the Voya Solution 2025 Portfolio (Class S) merged into the Voya Solution Income Portfolio (Class S).
•	Effective August 11, 2025, the Voya Solution 2070 Portfolio (Class S) has been added as a new fund to the prospectus.
•	Effective September 12, 2025, the Allspring Small Company Growth Fund Administrator Class shares converted into Institutional Class shares.
•	Effective October 27, 2025, the T. Rowe Price Associates, Inc. was added as a subadviser for the Voya Large Cap Growth Portfolio.
•	Effective October 31, 2025, the name of the Macquarie Science and Technology Fund changed to the Nomura Science and Technology Fund.
•	Effective November 21, 2025, the VY® T. Rowe Price Growth Equity Portfolio merged into the Voya Large Cap Growth Portfolio.
•	Effective January 21, 2026, the VY® CBRE Real Estate Portfolio changed its name to VY® Columbia Real Estate Portfolio and the subadviser changed from CBRE Investment Management Listed Real Assets, LLC to the Columbia Management Investment Advisers, LLC.
•	Effective February 6, 2026, the Voya Large Cap Value Portfolio and VY T. Rowe Price Equity Income Portfolio merged into the Voya Large Cap Value Fund.
•	Effective March 10, 2026, the American Century Investments® Disciplined Core Value Fund (Class A) will be renamed the American Century Investments® Disciplined Value Fund (Class A).
•	Effective May 1, 2026, the VY® Columbia Small Cap Value II Portfolio changed its name to the VY® Columbia Small Cap Value and Inflection Portfolio.
•	Effective May 1, 2026, the Fidelity Advisor® International Small Cap Opportunities Fund (Class A) and the Victory Pioneer Global Equity Fund (Class A) have been added to the Variable Investment Options Available Under the Contract in the Appendix.
•	Effective on or about May 15, 2026, the Voya Global Perspectives® Portfolio (Class I) is liquidating and will be replaced by the Dimensional VA Global Moderate Allocation Portfolio (Institutional Class).
•	Effective on or about July 10, 2026, the Voya RussellTM Mid Cap Growth Index Portfolio will merge into the Voya RussellTM Mid Cap Index Portfolio.
•	Effective on or about July 17, 2026, the VY® Baron Growth Portfolio will merge into the Voya MidCap Opportunities Fund.
•	Effective on or about July 17, 2026, the name of the Voya Global Insights Portfolio will change to the Voya Global Insights Fund.
•	Effective on or about July 24, 2026, the Voya Balanced Income Portfolio will change its name to the Voya Balanced Income Fund.
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Contract Adjustments

You could lose a significant amount of money due to a Market Value Adjustment if you remove Account Value from the Guaranteed Accumulation Account (“GAA”), a Fixed Interest Option, before the end of a Guaranteed Term. A negative MVA may apply if you withdraw or transfer Account Value from the GAA, or upon payments due to the death of the participant, if paid more than six months following death (or disability, if applicable).

IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE CONTRACT

FEES, EXPENSES AND ADJUSTMENTS
Are There Charges for Early Withdrawals?

Yes. If the Investor withdraws money from the Contract within ten (10) years following a specified date, the Investor can be assessed an early withdrawal charge equal to a maximum of 7% of the amount withdrawn. The specified date referenced in the preceding sentence can vary depending on the terms of the Contract, and will be either: (1) the date the individual account was established; (2) the date the Contract was established; or (3) the number of completed Purchase Payment Periods.

For example, if you make an early withdrawal from a Texas K-12 Contract, you could pay a surrender charge of up to $7,000 on a $100,000 investment. This loss will be greater if there is a negative Market Value Adjustment, taxes, or tax penalties.

If all or a portion of your Account Value is removed from the Guaranteed Accumulation Account before the end of a Guaranteed Term, we will apply a Market Value Adjustment, which may be negative and could cause a potential loss of up to 100% of your Account Value in the GAA. For example, you allocate $100,000 to the GAA with a 3-year Guaranteed Term and later withdraw the entire amount before the 3 years have ended, you could lose up to $100,000 of your investment. This loss will be greater if you also have to pay a surrender charge, taxes, and tax penalties. A MVA may apply if you withdraw or transfer Account Value from the GAA, or upon payments due to the death of the participant, if paid more than six months following death (or disability, if applicable).

See “FEE TABLE – Transaction Expenses,” “FEE TABLE – Adjustments,” “CHARGES, FEES AND ADJUSTMENTS – Transaction Fees – Early Withdrawal Charge,” and “CHARGES, FEES AND ADJUSTMENTS – Market Value Adjustments” in the full prospectus for the Contract.

Are There Transaction Charges?

Yes.

•   In addition to the early withdrawal charge, and Market Value Adjustments, the Investor may also be charged for other transactions. If you take a loan from your Account Value, you may be subject to a Loan Initiation Fee not to exceed $125 per loan.

•   Certain Funds may impose redemption fees as a result of withdrawals, transfers or other Fund transactions you may initiate.

See “FEE TABLE – Transaction Expenses” and “CHARGES, FEES AND ADJUSTMENTS” in the full prospectus for the Contract.

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FEES AND EXPENSES (continued from previous page)
Are There Ongoing Fees and Expenses?	Yes. The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected. A Loan Interest Rate Spread (which is the difference between the rate charged and the rate credited on loans under your contract) or an Annual Loan administration fee is charged until the loan is repaid.
Annual Fee	Minimum	Maximum
Base Contract Expense	1.25%[1,2]	1.79%[1,2]
Portfolio Company fees and expenses	0.27%[3]	3.38%[3]
Are There Ongoing Fees and Expenses?

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add surrender charges and negative Market Value Adjustments that substantially increase costs.

Texas K-12	Texas K-12
Lowest Annual Cost Estimate: $260	Highest Annual Cost Estimate: $2,512
All Other Contracts	All Other Contracts
Lowest Annual Cost Estimate: $262	Highest Annual Cost Estimate: $3,939

Assumes:

•   Investment of $100,000;

•   5% annual appreciation;

•   No optional benefits;

•   No loans;

•   Fees and expenses of least expensive Fund;

•   No sales charges; and

•   No additional Purchase Payments, transfers or withdrawals.

Assumes:

•   Investment of $100,000;

•   5% annual appreciation;

•   No loans;

•   Fees and expenses for the most expensive Fund;

•   No sales charges; and

•   No additional Purchase Payments, transfers or withdrawals.

See “FEE TABLE – Periodic Fees and Expenses” and “CHARGES, FEES AND ADJUSTMENTSCHARGES, FEES AND ADJUSTMENTSCHARGES, FEES AND ADJUSTMENTSCHARGES, FEES AND ADJUSTMENTS – Periodic Fees and Charges” in the full prospectus for the Contract.

[1]	As a percentage of average Account Value.
[2]	The Base Contract Expenses include (1) the mortality and expense risk charge (1.25% for Texas K-12 Contracts and 1.50% for all other Contracts), which compensates us for the mortality and expense risks we assume under the Contract, including those risks associated with our funding of the death benefit, including any guaranteed death benefits; and (2) a $30 annual maintenance fee converted to an annual percentage equal to 0.001650717%. The administrative expense charge and the annual maintenance fee may be reduced or eliminated in certain circumstances. The minimum amount reflects these reductions or eliminations, while the maximum amount does not. Additionally, the minimum amount reflects the lower mortality and expense risk charge for K-12 Contracts and the maximum amount reflects the higher mortality and expense risk charge for all other Contracts. See “CHARGES, FEES AND ADJUSTMENTS – Periodic Fees and Charges” in the full prospectus for the Contract.
[3]	These expenses, which include management fees, distribution (12b-1) and/or service fees and other expenses, do not take into account any fee waiver or expense reimbursement arrangements that may apply. These expenses are for the year ended December 31, 2025, and will vary from year to year.
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RISKS
Is There a Risk of Loss from Poor Performance?	Yes. An Investor can lose money by investing in the Contract. See “PRINCIPAL RISKS OF INVESTING IN THE CONTRACT” in the prospectus for the Contract.
Is This a Short-Term Investment?

No. This Contract is not designed for short-term investing and is not appropriate for an Investor who needs ready access to cash. The Contract is typically most useful as part of a personal retirement plan. Early withdrawals may be restricted by the Tax Code or your plan and may expose you to early withdrawal charges or tax penalties. You should not participate in this Contract if you are looking for a short-term investment or expect to make withdrawals before you are age 59½.

Amounts withdrawn from the Contract may result in surrender charges, taxes, and tax penalties. Amounts removed from the Guaranteed Accumulation Account before the end of a Guaranteed Term may also result in a negative Market Value Adjustment. At the end of the Guaranteed Term we will reallocate your Account Value in the GAA according to your instructions. If you have not provided instructions, we will automatically reinvest the maturing investment into a guaranteed term available in the current deposit period. For contracts that distinguish between short- and long-term classifications, we will generally transfer the maturing investment to the available deposit period for the guaranteed term having the shortest maturity within the same classification. For other contracts, we will generally transfer the maturing investment in the following manner based upon availability:

•   To a guaranteed term of the same duration, if available;

•   To a guaranteed term with the next shortest duration, if available; or

•   To a guaranteed term with the next longest duration.

You may not receive any distribution before retirement, except upon reaching age 70½ or terminating employment with Texas public institutions of higher learning.

If you participate in the Texas Optional Retirement Program, you may not receive any distribution before retirement, except upon reaching age 70½ or terminating employment with the Texas public institutions of higher learning.

See “PRINCIPAL RISKS OF INVESTING IN THE CONTRACT” in the full prospectus for the Contract.

What are the Risks Associated with Investment Options?

An investment in the Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the Contract. Each investment option (including the Guaranteed Accumulation Account and the other Fixed Interest Options) will have its own unique risks, and you should review these investment options before making an investment decision.

See ‘THE INVESTMENT OPTIONS – The Variable Investment Options” and “THE INVESTMENT OPTIONS – The Fixed Interest Options.” in the full prospectus for the Contract and “APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT” to this summary Prospectus.

What Are the Risks Related to the Insurance Company?

An investment in the Contract is subject to the risks related to VRIAC, including that any obligations, including under the Fixed Interest Options, guarantees or benefits are subject to the financial strength and claims-paying ability of VRIAC. More information about VRIAC, including its financial strength and claims paying ability, is available upon request, by contacting Customer Service at 1-800-584-6001.

See “THE CONTRACT – The General Account” in the full prospectus for the Contract.

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RESTRICTIONS
Are There Limits on the Investments Options?

Yes.

•   Your plan may limit the number of investment options you may select at any one time. Please refer to your plan documents for more information;

•   Some financial institutions or broker-dealers through which the Contract is sold may limit the availability of certain investment options;

•   Not all Fixed Interest Options may be available for current or future investment;

•   There are certain restrictions on transfers from the Fixed Interest Options;

•   The Company reserves the right to combine two or more Subaccounts, close Subaccounts or substitute a new Fund for a Fund in which a Subaccount currently invests; and

•   The Contract is not designed to serve as a vehicle for frequent transfers. We actively monitor Fund transfer and reallocation activity to identify violations of our Excessive Trading Policy. Electronic trading privileges will be suspended if the Company determines, in its sole discretion, that our Excessive Trading Policy has been violated.

See “THE INVESTMENT OPTIONS – Selecting Investment Options and Right to Change the Separate Account” and “THE CONTRACT – Limits on Frequent or Disruptive Transfers” and “OTHER TOPICS – Financial Intermediary Variations. in the full prospectus for the Contract.

Are There any Restrictions on Contract Benefits?

•   We may discontinue or restrict the availability of an optional benefit;

Yes.

•   We may discontinue or restrict the availability of an optional benefit;

•   Benefits available to you may vary based on your plan. Please refer to your plan documents for benefits available to you;

•   Some financial institutions or broker-dealers through which the Contract is sold may limit the availability of certain Contract benefits;

•   Account Values invested in certain investment options may not be available for rebalancing under the Asset Rebalancing Program. Subaccount reallocations or changes outside of the Asset Rebalancing Program may affect the program;

•   If not required under your plan, we may discontinue the availability of one or all of the Systematic Distribution Options at any time and/or change the terms of future elections; and

•   Withdrawals may reduce the amount of a death benefit based on Purchase Payments by more than the amount withdrawn.

See “THE CONTRACT – Contract Provisions and Limitations – The Asset Rebalancing Program,” “DEATH BENEFIT – Death Benefit Options,” “SYSTEMATIC DISTRIBUTION OPTIONS – Availability of Systematic Distribution Options” and “LOANS – Availability” and “OTHER TOPICS – Financial Intermediary Variations.” in the full prospectus for the Contract.

TAXES
What Are the Contract’s Tax Implications?

•   You should consult with a tax and/or legal adviser to determine the tax implications of an investment in, and distributions received under, the Contract;

•   There is no additional tax benefit to the Investor if the Contract is purchased through a tax-qualified plan or individual retirement account (“IRA”); and

•   Withdrawals will be subject to ordinary income tax and may be subject to tax penalties.

See “FEDERAL TAX CONSIDERATIONS” in the full prospectus for the Contract.

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CONFLICTS OF INTEREST
How Are Investment Professional Compensated?

•   We pay compensation to broker/dealers whose registered representatives sell the Contract.

•   Compensation may be paid in the form of commissions or other compensation, depending upon the agreement between the broker/dealers and the registered representative.

•   Because of this sales-based compensation, an investment professional may have a financial incentive to offer or recommend the Contract over another investment.

See “OTHER TOPICS – Contract Distribution” in the full prospectus for the Contract.

Should I Exchange My Contract?

Some investment professionals may have a financial incentive to offer you a new contract in place of the one you own. You should exchange your Contract only if you determine, after comparing the features, fees and risks of both contracts, that it is preferable for you to purchase the new contract rather than continue to own the existing Contract.

See “PRINCIPAL RISKS OF INVESTING IN THE CONTRACT” in the full prospectus for the Contract.

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APPENDIX: INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT

The Variable Options and Fixed Interest Options available to you may vary based on employer. You should refer to your plan documents for a list of available Investment Options. If you have any questions about any limitations, restrictions, or other variations related to the investment options available to you, please reach out to your financial institution or broker-dealer. For more information, see “OTHER TOPICS – Financial Intermediary Variations” section of this Prospectus. Additionally, some financial institutions or broker-dealers through which the Contract is sold may limit the availability of certain investment options.

Variable Options

The following is a list of Funds available under the Contract. More information about the Funds is available in the prospectuses for the Funds, which may be amended from time to time and can be found online at https://vpx.broadridge.com/getcontract1.asp?dtype=pros&cid=voyavpx&fid=NRVA00979. You can also request this information at no cost by calling Customer Service at 1-800-584-6001 or by sending an email request to ProspectusRequests@voya.com.

The current expenses and performance information below reflects fee and expenses of the Funds, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Fund’s past performance is not necessarily an indication of future performance.

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
			1 Year	5 Years	10 Years
Seeks long-term capital appreciation.	Alger Responsible Investing Fund (Class A)** Investment Adviser: Fred Alger Management, LLC	1.10%*	15.89%	11.33%	14.80%
Seeks long-term capital appreciation.	Allspring Small Company Growth Fund (Institutional Class)**,*** Investment Adviser: Allspring Funds Management, LLC Subadviser: Peregrine Capital Management, Inc.	0.94%*	8.53%	3.93%	9.47%

*	Current expenses reflect applicable waivers or expense limitations as reported in the Fund’s prospectus.
**	This Fund is available to the general public in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS – Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.
***	Effective September 12, 2025, the Allspring Small Company Growth Fund Administrator Class shares converted into Institutional Class shares.
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INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
			1 Year	5 Years	10 Years
Seeks long-term capital appreciation.	Allspring Special Small Cap Value Fund (Class A)*** Investment Adviser: Allspring Funds Management, LLC Subadviser: Allspring Global Investments LLC	1.24%	-3.10%	6.14%	7.98%
Seeks to provide long-term capital appreciation.	AMG River Road Mid Cap Value Fund (Class N)*** Investment Adviser: AMG Funds LLC Subadviser: River Road Asset Management, LLC	1.11%*	11.75%	13.50%	9.79%
Seeks long-term capital growth, consistent with Islamic principles.	Amana Growth Fund (Investor Shares)*** Investment Adviser: Saturna Capital Corporation	0.86%**	15.75%**	15.42%**	14.46%**
Seeks current income and preservation of capital, consistent with Islamic principles. Current income is the Fund’s primary objective.	Amana Income Fund (Investor Shares)*** Investment Adviser: Saturna Capital Corporation	1.01%**	12.88%**	10.31%**	9.62%**
Seeks long-term capital growth by investing in common stocks. Income is a secondary objective.	American Century Investments® Disciplined Value Fund (Class A)***,****,***** Investment Adviser: American Century Investment Management, Inc.	0.90%	14.62%	8.54%	10.17%
Seeks to provide total return and inflation protection consistent with investment in inflation-indexed securities.	American Century Investments® Inflation-Adjusted Bond Fund (Investor Class)*** Investment Adviser: American Century Investment Management, Inc.	0.54%	6.67%	0.84%	2.70%

*	Current expenses reflect applicable waivers or expense limitations as reported in the Fund’s prospectus.
**	This information is being provided based on the fund’s most recent prospectus filing.
***	This Fund is available to the general public in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS – Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.
****	The American Century Investments® Disciplined Value Fund is only available to plans offering the Fund prior to May 1, 2002.
*****	Effective March 10, 2026, the American Century Investments® Disciplined Core Value Fund (Class A) will be renamed the American Century Investments® Disciplined Value Fund (Class A).
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INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
			1 Year	5 Years	10 Years
Seeks (1) to provide a level of current income that exceeds the average yield on U.S. stocks generally and (2) to provide a growing stream of income over the years. The Fund’s secondary objective is to provide growth of capital.	American Funds® – Capital Income Builder (Class R4)* Investment Adviser: Capital Research and Management CompanySM	0.61%	20.34%	9.06%	7.80%
Seeks to provide long-term growth of capital.	American Funds® – EUPAC Fund® (Class R3)*,** Investment Adviser: Capital Research and Management CompanySM	1.12%	28.35%	3.91%	7.75%
Seeks to provide long-term growth of capital.	American Funds® – EUPAC Fund® (Class R4)*,*** Investment Adviser: Capital Research and Management CompanySM	0.82%	28.71%	4.22%	8.08%
Seeks to achieve long-term growth of capital and income.	American Funds® – Fundamental Investors® (Class R4)* Investment Adviser: Capital Research and Management CompanySM	0.62%	24.24%	14.42%	14.04%

*	This Fund is available to the general public in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS – Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.
**	Effective June 2, 2025, the American Funds® EuroPacific Growth Fund® (Class R3) changed its name to the American Funds® EUPAC Fund® (Class R3).
***	Effective June 2, 2025, the American Funds® EuroPacific Growth Fund® (Class R4) changed its name to the American Funds® EUPAC Fund® (Class R4).
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INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
			1 Year	5 Years	10 Years
Seeks to provide long-term growth of capital. However, future income will remain a consideration in the management of the Fund.	American Funds® – New Perspective Fund® Class R4)** Investment Adviser: Capital Research and Management CompanySM	0.75%	21.20%	8.99%	12.65%
Seeks to provide long-term growth of capital.	American Funds® – SMALLCAP World Fund® (Class R4)** Investment Adviser: Capital Research and Management CompanySM	1.00%	14.04%	1.42%	8.86%
Seeks to provide as high a level of current income as is consistent with the preservation of capital.	American Funds® – The Bond Fund of America® (Class R4)** Investment Adviser: Capital Research and Management CompanySM	0.58%*	7.16%	-0.36%	2.21%

*	Current expenses reflect applicable waivers or expense limitations as reported in the Fund’s prospectus.
**	This Fund is available to the general public in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS – Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.
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INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
			1 Year	5 Years	10 Years
Seeks to provide growth of capital.	American Funds® – The Growth Fund of America (Class R4)** Investment Adviser: Capital Research and Management CompanySM	0.63%	19.88%	11.76%	15.11%
Seeks to produce income and to provide an opportunity for growth of principal consistent with sound common stock investing.	American Funds® – Washington Mutual Investors FundSM (Class R4)** Investment Adviser: Capital Research and Management CompanySM	0.75%*	16.90%	13.60%	12.08%
Seeks long-term capital appreciation.	Ariel Fund (Investor Class)** Investment Adviser: Ariel Investments, LLC	1.01%	14.15%	9.36%	9.51%
Seeks maximum long-term capital growth.	Artisan International Fund (Investor Shares)** Investment Adviser: Artisan Partners Limited Partnership	1.19%	36.03%	8.56%	8.26%
Seeks to provide increasing dividend income over time, long-term growth of capital, and a reasonable level of current income.	Ave Maria Rising Dividend Fund** Investment Adviser: Schwartz Investment Counsel, Inc.	0.90%	-0.39%	8.90%	10.31%
Capital appreciation through long-term investments primarily in securities of small-sized growth companies.	Baron Growth Fund (Retail Shares) Investment Adviser: BAMCO	1.39%%	-14.41%	-0.94%	8.78%
Seeks long-term growth of capital.	BlackRock Health Sciences Opportunities Portfolio (Investor A)** Investment Adviser: BlackRock Advisors, LLC	1.09%	15.98%	5.58%	9.54%
Seeks capital appreciation and, secondarily, income, by investing in securities, primarily equity securities that Fund management believes are undervalued and therefore represent an investment value.	BlackRock Mid Cap Value Fund (Investor A)** Investment Adviser: BlackRock Advisors, LLC	1.00%*	13.43%	10.91%	10.75%

*	Current expenses reflect applicable waivers or expense limitations as reported in the Fund’s prospectus.
**	This Fund is available to the general public in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS – Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.
USP.288655-26	15

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
			1 Year	5 Years	10 Years
Seeks to provide a competitive total return through an actively managed portfolio of stocks, bonds and money market instruments which offer income and capital growth opportunity.	Calvert VP SRI Balanced Portfolio (Class I) Investment Adviser: Calvert Research and Management	0.65%	11.48%	8.68%	9.81%
The investment objective of the Fund is total return through investment in real estate securities.	Cohen & Steers Real Estate Securities Fund, Inc. (Class A)** Investment Adviser: Cohen & Steers Capital Management, Inc.	1.10%	4.00%	5.40%	6.36%
Seeks long-term capital appreciation.	Columbia Acorn® Fund (Class S) Investment Adviser: Columbia Wanger Asset Management, LLC	0.82%*	4.80%	1.07%	8.54%
Seeks to provide shareholders with a high level of current income and, as a secondary objective, steady growth of capital.	Columbia Intrinsic Value Fund - Institutional Class Investment Adviser: Columbia Management Investment Advisers, LLC	0.72%	19.91%	12.42%	11.44%

*	Current expenses reflect applicable waivers or expense limitations as reported in the Fund’s prospectus.
**	This Fund is available to the general public in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS – Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.
USP.288655-26	16

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
			1 Year	5 Years	10 Years
Seeks long-term capital appreciation.	Columbia Select Mid Cap Value Fund (Class A) Investment Adviser: Columbia Management Investment Advisers, LLC	1.13%	13.62%	11.06%	10.19%
Seeks long-term capital appreciation.	Columbia Variable Portfolio – Acorn Fund** Investment Adviser: Columbia Wanger Asset Management, LLC	0.91%*	4.47%	1.02%	8.66%
Seeks long-term capital appreciation.	Columbia Variable Portfolio - Acorn International Fund*** Investment Adviser: Columbia Wanger Asset Management, LLC.	1.08%*	12.76%	-1.00%	4.31%
Seek total return consisting of capital appreciation and current income.	Dimensional VA Global Moderate Allocation Portfolio (Institutional Shares)**** Investment Adviser: Dimensional Fund Advisors LP	0.28%*	14.68%	8.42%	8.65%
Seeks capital appreciation.	Fidelity Advisor® International Small Cap Opportunities Fund (Class A)***** Investment Adviser: Fidelity Management & Research Company LLC	1.26%(1)	-2.12%(1)	2.51%(1)	6.22%(1)

*	Current expenses reflect applicable waivers or expense limitations as reported in the Fund’s prospectus.
**	Effective at the opening of business on June 2, 2025, the Wanger Acorn Fund changed its name to the Columbia Variable Portfolio – Acorn Fund.
***	Effective at the opening of business on June 2, 2025, the Wanger International Fund changed its name to the Columbia Variable Portfolio – Acorn International Fund.
****	Effective on or about May 15, 2026, the Voya Global Perspectives® Portfolio (Class I) is liquidating and will be replaced by the Dimensional VA Global Moderate Allocation Portfolio (Institutional Class).
*****	Effective May 1, 2026, the Fund has been added to the Variable Investment Options Available Under the Contract in the Appendix.
[1]	This information is being provided based on the fund’s most recent prospectus filing.
USP.288655-26	17

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
			1 Year	5 Years	10 Years
Seeks long-term capital appreciation.	Fidelity® VIP ContrafundSM Portfolio (Initial Class) Investment Adviser: Fidelity Management & Research Company LLC (“FMR”) Subadvisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.54%	21.52%	15.37%	15.78%
Seeks reasonable income. Also considers the potential for capital appreciation. Seeks to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500® Index.	Fidelity® VIP Equity-Income PortfolioSM (Initial Class) Investment Adviser: Fidelity Management & Research Company LLC (“FMR”) Subadvisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.46%	19.02%	12.51%	11.60%
Seeks to achieve capital appreciation.	Fidelity® VIP Growth Portfolio (Initial Class) Investment Adviser: Fidelity Management & Research Company LLC (“FMR”) Subadvisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.55%	14.92%	13.70%	17.45%
Seeks long-term growth of capital.	Fidelity® VIP Mid Cap Portfolio (Initial Class)** Investment Adviser: Fidelity Management & Research Company LLC (“FMR”) Subadvisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.55%	11.75%	10.10%	10.59%

*	Current expenses reflect applicable waivers or expense limitations as reported in the Fund’s prospectus.
**	The Fidelity® VIP Mid Cap Portfolio is not available to all plans. Availability is subject to Company and/or Plan sponsor approval.
USP.288655-26	18

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
			1 Year	5 Years	10 Years
Seeks long-term growth of capital.	Fidelity® VIP Overseas Portfolio (Initial Class)** Investment Adviser: Fidelity Management & Research Company LLC (“FMR”) Subadvisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited, FIL Investment Advisors, FIL Investment Advisors (UK) and FIL Investments (Japan) Limited	0.72%	20.39%	6.62%	7.93%
Seeks long-term total return. Under normal market conditions, the Fund invests at least 80% of its net assets in investments of small-capitalization companies.	Franklin Small Cap Value VIP Fund (Class 2)*** Investment Adviser: Franklin Mutual Advisers, LLC	0.91%*	7.65%	8.86%	9.81%
Seeks income and conservation of principal and secondarily long-term growth of capital.	Impax Sustainable Allocation Fund *(Investor Class)**** Investment Adviser: Impax Asset Management LLC	0.93%	10.86%	5.38%	7.68%
Seeks capital appreciation.	Invesco Developing Markets Fund (Class A)****,***** Investment Adviser: Invesco Advisers, Inc.	1.30%	21.27%	-1.65%	5.40%
Seeks capital appreciation.	Invesco Main Street Mid Cap Fund (Class A) **** Investment Adviser: Invesco Advisers, Inc.	1.04%	8.92%	8.99%	9.73%
Seeks capital appreciation.	Invesco Main Street Fund (Class A) Investment Adviser: Invesco Advisers, Inc.	0.79%	9.55%	12.44%	12.50%

*	Current expenses reflect applicable waivers or expense limitations as reported in the Fund’s prospectus.
**	The Fidelity® VIP Overseas Portfolio is only available to plans offering the Fund prior to May 1, 2004.
***	The Franklin Small Cap Value VIP Fund is closed to investment by new Investors. Existing retirement plans and individual Investors who have investment in the Subaccount that corresponds to this fund may leave their investment in that Subaccount and may continue to make additional purchases and exchanges.
****	This Fund is available to the general public in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS – Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.
*****	The Invesco Developing Markets Fund is only available to plans offering the Fund prior to April 12, 2013.
USP.288655-26	19

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
			1 Year	5 Years	10 Years
A non-diversified Fund that seeks capital growth.	Invesco V.I. American Franchise Fund (Series I) Investment Adviser: Invesco Advisers, Inc.	0.85%	11.67%	10.35%	14.87%
Seeks long-term growth of capital.	Invesco V.I. Core Equity Fund (Series I) Investment Adviser: Invesco Advisers, Inc.	0.80%	16.17%	12.81%	11.73%
Seeks capital appreciation.	Invesco V.I. Global Fund (Series I)** Investment Adviser: Invesco Advisers, Inc.	0.81%	15.32%	7.28%	11.00%
Seeks capital appreciation.	Invesco V.I. Global Strategic Income Fund (Series I)** Investment Adviser: Invesco Advisers, Inc.	0.95%*	12.98%	1.65%	3.01%

*	Current expenses reflect applicable waivers or expense limitations as reported in the Fund’s prospectus.
**	The Invesco V.I. Global Fund and the Invesco V.I. Global Strategic Income Fund are only available to a limited number of participants, who did not participate in the Fund substitution during April 2005.
USP.288655-26	20

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
			1 Year	5 Years	10 Years
Seeks total return.	Invesco V.I. Main Street Small Cap Fund® (Series I) Investment Adviser: Invesco Advisers, Inc.	0.84%	8.70%	8.34%	10.59%
Seeks long-term capital growth, consistent with preservation of capital and balanced by current income.	Janus Henderson Balanced Portfolio (Institutional Shares)** Investment Adviser: Janus Henderson US LLC (Janus Henderson)	0.62%	15.11%	8.48%	10.14%
Seeks long-term growth of capital.	Janus Henderson Enterprise Portfolio (Institutional Shares)**,*** Investment Adviser: Janus Henderson US LLC (Janus Henderson)	0.72%	7.67%	7.62%	12.79%
Seeks to obtain maximum total return, consistent with preservation of capital.	Janus Henderson Flexible Bond Portfolio (Institutional Shares)** Investment Adviser: Janus Henderson US LLC (Janus Henderson)	0.57%*	7.40%	-0.23%	2.32%
Seeks long-term growth of capital.	Janus Henderson Global Research Portfolio (Institutional Shares** Investment Adviser: Janus Henderson US LLC (Janus Henderson)	0.82%	20.92%	12.51%	12.93%
Seeks long-term growth of capital.	Janus Henderson Research Portfolio (Institutional Shares)**,*** Investment Adviser: Janus Henderson US LLC (Janus Henderson)	0.82%	18.39%	14.11%	15.88%

*	Current expenses reflect applicable waivers or expense limitations as reported in the Fund’s prospectus.
**	The Janus Henderson Balanced Portfolio, the Janus Henderson Flexible Bond Portfolio, the Janus Henderson Global Research Portfolio, and the Janus Henderson Research Portfolio are only available to a limited number of participants, who did not participate in the Fund substitution during April 2005.
***	The Janus Henderson Enterprise Portfolio is closed to new retirement plans. Existing retirement plans and individual Investors that purchase through non-retirement plan products can still invest new money into the Fund.
USP.288655-26	21

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/205)
			1 Year	5 Years	10 Years
Seeks long-term capital appreciation.	Lazard International Equity Portfolio (Open Shares)*** Investment Adviser: Lazard Asset Management LLC	1.10%*	33.12%	7.95%	6.82%
Seeks to maximize long-term capital appreciation, while incorporating Catholic values investing principles in the investment process.	LKCM Aquinas Catholic Equity Fund**** Investment Adviser: Luther King Capital Management Corporation	1.00%*,**	13.37%**	10.51%**	9.80%**
Seeks long-term capital growth from investments in common stocks or other equity securities.	Loomis Sayles Small Cap Value Fund (Retail Class)**** Investment Adviser: Loomis, Sayles & Company, L.P.	1.15%*	5.18%	9.51%	8.73%
Seeks long-term growth of capital and income without excessive fluctuations in market value.	Lord Abbett Series Fund, Inc. – Growth and Income Portfolio (Class VC) Investment Adviser: Lord, Abbett & Co. LLC	0.93%	17.92%	13.34%	11.12%
Seeks to deliver long-term growth of capital by investing primarily in stocks of mid-sized U.S. companies.	Lord Abbett Series Fund, Inc. – Mid Cap Stock Portfolio (Class VC) Investment Adviser: Lord, Abbett & Co. LLC	1.15%	7.05%	10.16%	7.98%

*	Current expenses reflect applicable waivers or expense limitations as reported in the Fund’s prospectus.
**	This information is being provided based on the fund’s most recent prospectus filing.
***	This Fund is available to the general public in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS – Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.
****	The LKCM Aquinas Catholic Equity Fund is not available to all plans. Availability is subject to Company and/or Plan Sponsor approval.
USP.288655-26	22

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
			1 Year	5 Years	10 Years
Seeks to deliver a high level of current income consistent with the preservation of capital by investing in a variety of short maturity debt securities including, investment grade and high yield corporate bonds, U.S. government securities, and mortgage- and other asset-backed debt securities.	Lord Abbett Short Duration Income Fund (Class R4)** Investment Adviser: Lord, Abbett & Co. LLC	0.63%	5.90%	2.39%	2.76%
Seeks to provide growth of capital.	Nomura Science and Technology Fund (Class Y)*** Investment Adviser: Delaware Management Company	1.17%*	33.80%	14.04%	17.59%
Seeks capital appreciation.	Nomura Small Cap Value Fund (Class A) Investment Adviser: Delaware Management Company	1.10%	1.49%	7.58%	8.15%
Seeks capital appreciation.	Massachusetts Investors Growth Stock Fund (Class A) Investment Adviser: Massachusetts Financial Services Company	0.71%	9.88%	10.08%	14.32%

*	Current expenses reflect applicable waivers or expense limitations as reported in the Fund’s prospectus.
**	This Fund is available to the general public in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS – Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.
***	Effective October 31, 2025, the name of the Macquarie Science and Technology Fund changed to the Nomura Science and Technology Fund.
USP.288655-26	23

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
			1 Year	5 Years	10 Years
Seeks long-term growth of capital by investing primarily in securities of companies that meet the Fund’s environmental, social and governance (ESG) criteria.	Neuberger Quality Equity Fund (Trust Class)***,**** Investment Adviser: Neuberger Berman Investment Advisers LLC	1.04%	17.18%	13.68%	13.28%
Seeks maximum real return, consistent with prudent investment management.	PIMCO CommodityRealReturn Strategy Fund® (Administrative Class)** Investment Adviser: Pacific Investment Management Company LLC	3.19%*	18.79%	10.55%	6.54%
Seeks maximum real return, consistent with preservation of real capital and prudent investment management.	PIMCO VIT Real Return Portfolio (Administrative Class) Investment Adviser: Pacific Investment Management Company LLC	1.39%	7.85%	1.21%	3.21%
Aims to maximize total return over the course of a market cycle by following a value-based discipline that adjusts portfolio risk profiles over time.	TCW MetWest Total Return Bond Fund (Class M) Investment Adviser: TCW Metropolitan West Asset Management, LLC	0.65%	7.58%	-0.76%	1.86%

*	Current expenses reflect applicable waivers or expense limitations as reported in the Fund’s prospectus.
**	This Fund is available to the general public in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS – Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.
***	Effective July 28, 2025, the name of the Neuberger Berman Sustainable Equity Fund changed to the Neuberger Equity Fund.
****	The Neuberger Quality Equity Fund is closed to new retirement plans.
USP.288655-26	24

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
			1 Year	5 Years	10 Years
Seeks to maximize current income and achieve above average total return consistent with prudent investment management over a full market cycle.	TCW Securitized Bond Fund (Class N) Investment Adviser: TCW Investment Management Company	0.70%*	8.71%	-0.97%	1.45%
Seeks current income with capital appreciation and growth of income.	Templeton Global Bond Fund (Class A)** Investment Adviser: Franklin Advisers, Inc.	1.02%*	12.40%	-2.02%	-0.45%
Seeks growth of capital.	The Hartford Capital Appreciation Fund (Class R4)**, *** Investment Adviser: Hartford Funds Management Company, LLC (“HFMC”) Subadviser: Wellington Management Company, LLP	1.11%	10.33%	8.36%	10.94%
Seeks a high level of current income consistent with growth of capital.	The Hartford Dividend and Growth Fund (Class R4)**,*** Investment Adviser: Hartford Funds Management Company, LLC (“HFMC”) Subadviser: Wellington Management Company, LLP	1.04%	16.73%	12.12%	11.96%
Seeks long-term growth of capital.	The Hartford International Opportunities Fund (Class R4)**, *** Investment Adviser: Hartford Funds Management Company, LLC (“HFMC”) Subadviser: Wellington Management Company, LLP	1.10%	29.80%	6.52%	7.71%

*	Current expenses reflect applicable waivers or expense limitations as reported in the Fund’s prospectus.
**	This Fund is available to the general public in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS – Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.
***	The Funds are not available to all plans. Availability is subject to Company and/or Plan Sponsor approval.
USP.288655-26	25

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
			1 Year	5 Years	10 Years
Seeks to provide a high level of income and moderate long-term capital appreciation by tracking the performance of a benchmark index that measures the performance of publicly traded equity REITs and other real estate-related investments.	Vanguard® Real Estate Index Fund (Admiral™ Shares) Investment Adviser: The Vanguard Group, Inc. (Vanguard)	0.13%	3.19%	4.64%	5.14%
Seeks high current income without undue risk to principal.	Victory Core Plus Intermediate Bond Fund (Class A Shares)** Investment Adviser: Victory Capital Management Inc.	0.88%	7.23%	0.60%	3.27%
Seeks current income and long-term capital growth primarily through income-producing equity securities of U.S. companies.	Victory Pioneer Equity Income Fund (Class A) Investment Adviser: Victory Capital Management Inc.	1.00%*	11.20%	8.89%	9.11%
Seeks long-term capital growth.	Victory Pioneer Global Equity Fund (Class A)[1] Investment Adviser: Victory Capital Management Inc.	1.10%*	41.08%	15.40%	12.75%

*	Current expenses reflect applicable waivers or expense limitations as reported in the Fund’s prospectus.
**	This Fund is available to the general public in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS – Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.
***	Effective May 1, 2026, the Fund has been added to the Variable Investment Options Available Under the Contract in the Appendix.
USP.288655-26	26

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
			1 Year	5 Years	10 Years
Maximize total return through a combination of income and capital appreciation.	Victory Pioneer High Yield VCT Portfolio (Class I) Investment Adviser: Amundi Asset Management US, Inc.	0.97%*	8.16%	4.21%	5.49%
Seeks capital appreciation.	Victory Pioneer Mid Cap Value VCT Portfolio (Class I) Investment Adviser: Victory Capital Management Inc.	0.76%*	11.19%	11.16%	9.01%
A non-diversified Fund that seeks long-term capital appreciation and to protect the purchasing power of your capital against inflation.	Victory Precious Metals and Minerals Fund (Class A Shares)** Investment Adviser: Victory Capital Management Inc.	1.14%	10.76%	3.34%	5.71%
The fund seeks long-term capital appreciation with a secondary investment objective of income.	Virtus Duff & Phelps Global Real Estate Securities Fund (Class A)** Investment Adviser: Virtus Investment Advisers, Inc. Subadviser: Duff & Phelps Investment Management Co.	1.24%*	9.50%	3.78%	5.68%

*	Current expenses reflect applicable waivers or expense limitations as reported in the Fund’s prospectus.
**	This Fund is available to the general public in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS – Special Considerations for Section.
USP.288655-26	27

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
			1 Year	5 Years	10 Years
Seeks total return consisting of capital appreciation (both realized and unrealized) and current income; the secondary investment objective is long-term capital appreciation.	Voya Balanced Income Portfolio (Class I)** Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.58%*	11.96%	5.92%	7.16%
Seeks to outperform the S&P 500® Index.	Voya Corporate Leaders® 100 Fund (Class I)*** Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.49%*	17.80%	13.58%	12.96%
Seeks to maximize total return through a combination of current income and capital appreciation.	Voya Global Bond Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.69%*	8.80%	-2.30%	1.82%
Seeks to maximize total returns and maintain lower volatility relative to the overall market.	Voya Global High Dividend Low Volatility Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.60%*	19.00%	10.52%	9.05%

*	Current expenses reflect applicable waivers or expense limitations as reported in the Fund’s prospectus.
**	Effective on or about July 24, 2026, the Voya Balanced Income Portfolio will change its name to the Voya Balanced Income Fund.
***	This Fund is available to the general public in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS – Special Considerations for Section.
USP.288655-26	28

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
			1 Year	5 Years	10 Years
Seeks to maximize total returns and maintain lower volatility relative to the overall market.	Voya Global High Dividend Low Volatility Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.85%*	18.73%	10.25%	8.78%
Seeks to maximize total returns and maintain lower volatility relative to the overall market.	Voya Global High Dividend Low Volatility Portfolio (Class S2) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	1.00%*	18.47%	10.08%	8.63%
Seeks capital appreciation.	Voya Global Insights Portfolio (Class I)** Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC*	0.81%*	24.31%	7.21%	10.97%
Seeks capital appreciation.	Voya Global Insights Portfolio (Class S)** Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC*	1.06%*	24.14%	6.96%	10.70%
Seeks total return.	Voya Global Perspectives® Portfolio (Class I)*** Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.85%*	14.23%	3.46%	6.38%

*	Current expenses reflect applicable waivers or expense limitations as reported in the Fund’s prospectus.
**	Effective on or about July 17, 2026, the name of the Voya Global Insights Portfolio will change to the Voya Global Insights Fund.
***	Effective on or about May 15, 2026, the Voya Global Perspectives® Portfolio (Class I) is liquidating and will be replaced by the Dimensional VA Global Moderate Allocation Portfolio (Institutional Class).

USP.288655-26	29

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
			1 Year	5 Years	10 Years
Seeks a high level of current income consistent with liquidity and safety of principal through investment primarily in Government National Mortgage Association (“GNMA”) mortgage-backed securities (also known as GNMA Certificates) that are guaranteed as to the timely payment of principal and interest by the U.S. government.	Voya GNMA Income Fund (Class A) ** Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.54%*	7.36%	0.23%	1.14%
Seeks a high level of current income consistent with liquidity and safety of principal through investment primarily in Government National Mortgage Association (“GNMA”) mortgage-backed securities (also known as GNMA Certificates) that are guaranteed as to the timely payment of principal and interest by the U.S. government.	Voya GNMA Income Fund (Class I)** Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.54%*	7.68%	0.51%	1.69%
Seeks to provide investors with a high level of current income consistent with preservation of capital and liquidity and the maintenance of a stable $1.00 net asset value per share.	Voya Government Money Market Fund (Class A) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.35%*	4.07%	3.06%	1.93%

*	Current expenses reflect applicable waivers or expense limitations as reported in the Fund’s prospectus.
**	This Fund is available to the general public in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS – Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.
USP.288655-26	30

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
			1 Year	5 Years	10 Years
Seeks to provide high current return, consistent with preservation of capital and liquidity, through investment in high-quality money market instruments while maintaining a stable share price of $1.00.	Voya Government Money Market Portfolio (Class I)** Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.40%*	4.02%	3.02%	1.96%
Seeks to maximize total return through investments in a diversified portfolio of common stock and securities convertible into common stocks. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.	Voya Growth and Income Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.67%*	18.21%	15.46%	14.62%
Seeks to maximize total return through investments in a diversified portfolio of common stock and securities convertible into common stocks. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.	Voya Growth and Income Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.92%*	18.21%	15.46%	14.62%
Seeks to provide Investors with a high level of current income and total return.	Voya High Yield Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.50%	8.80%	3.92%	5.82%

*	Current expenses reflect applicable waivers or expense limitations as reported in the Fund’s prospectus.
**	There is no guarantee that the Voya Government Money Market Portfolio Subaccount will have a positive or level return.
USP.288655-26	31

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
			1 Year	5 Years	10 Years
Seeks to provide Investors with a high level of current income and total return.	Voya High Yield Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.75%	8.41%	3.66%	5.55%
Seeks to outperform the total return performance of the S&P 500® Index while maintaining a market level of risk.	Voya Index Plus LargeCap Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.55%*	15.20%	13.73%	13.90%
Seeks to outperform the total return performance of the S&P MidCap 400® Index while maintaining a market level of risk.	Voya Index Plus MidCap Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.60%*	8.16%	9.90%	9.75%
Seeks to outperform the total return performance of the S&P SmallCap 600® Index while maintaining a market level of risk.	Voya Index Plus SmallCap Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.60%*	8.27%	8.97%	9.23%

*	Current expenses reflect applicable waivers or expense limitations as reported in the Fund’s prospectus.
**	This Fund is structured as a Fund of Funds that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS – The Variable Investment Options – Funds of Funds” for more information.
USP.288655-26	32

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
			1 Year	5 Years	10 Years
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2030. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Index Solution 2030 Portfolio (Class S)** Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.48%*	15.09%	6.41%	8.15%
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2035. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Index Solution 2035 Portfolio (Class S)** Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.47%*	16.85%	7.38%	8.98%

*	Current expenses reflect applicable waivers or expense limitations as reported in the Fund’s prospectus.
**	This Fund is structured as a Fund of Funds that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS – The Variable Investment Options – Funds of Funds” for more information.
USP.288655-26	33

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
			1 Year	5 Years	10 Years
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2040. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Index Solution 2040 Portfolio (Class S)** Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.49%*	18.58%	8.64%	9.87%
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2045. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Index Solution 2045 Portfolio (Class S)** Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.47%*	19.84%	9.48%	10.40%

*	Current expenses reflect applicable waivers or expense limitations as reported in the Fund’s prospectus.
**	This Fund is structured as a Fund of Funds that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS The Variable Investment Options – Funds of Funds” for more information.
USP.288655-26	34

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
			1 Year	5 Years	10 Years
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2050. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Index Solution 2050 Portfolio (Class S)** Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.51%*	20.23%	9.69%	10.50%
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2055. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Index Solution 2055 Portfolio (Class S) ** Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.51%*	20.38%	9.76%	10.54%

*	Current expenses reflect applicable waivers or expense limitations as reported in the Fund’s prospectus.
**	This Fund is structured as a Fund of Funds that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS – The Variable Investment Options – Funds of Funds” for more information.
USP.288655-26	35

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
			1 Year	5 Years	10 Years
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2060. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Index Solution 2060 Portfolio (Class S)** Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.50%*	20.37%	9.81%	10.61%
Seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2065. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Index Solution 2065 Portfolio (Class S)** Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.50%*	20.57%	9.89%	N/A

*	Current expenses reflect applicable waivers or expense limitations as reported in the Fund’s prospectus.
**	This Fund is structured as a Fund of Funds that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS – The Variable Investment Options – Funds of Funds” for more information.
USP.288655-26	36

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
			1 Year	5 Years	10 Years
Seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2070. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Index Solution 2070 Portfolio (Class S)**,*** Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.50%*	N/A	N/A	N/A
Seeks to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Index Solution Income Portfolio (Class S)**** Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.46%*	11.56%	3.61%	5.18%
Seeks to maximize total return consistent with reasonable risk. The Portfolio seeks its objective through investments in a diversified portfolio consisting primarily of debt securities. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.	Voya Intermediate Bond Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.55%*	7.71%	0.15%	2.66%
Seeks maximum total return.	Voya International High Dividend Low Volatility Portfolio (Class I)***** Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co., LLC	0.76%	37.60%	11.59%	7.83%

*	Current expenses reflect applicable waivers or expense limitations as reported in the Fund’s prospectus.
**	This Fund is structured as a Fund of Funds that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS – The Variable Investment Options – Funds of Funds” for more information.
***	Effective August 11, 2025, the Voya Index Solution 2070 Portfolio (Class S) has been added as a new fund to the prospectus.
***	Effective August 8, 2025, the Voya Index Solution 2025 Portfolio (Class S) merged into the Voya Index Solution Income Portfolio (Class S).
****	This Fund employs a managed volatility strategy. See “THE INVESTMENT OPTIONS – The Variable Investment Options – Funds with Managed Volatility Strategies” for more information.
USP.288655-26	37

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
			1 Year	5 Years	10 Years
Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of a widely accepted international index.	Voya International Index Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.45%*	30.89%	8.50%	7.91%
A non-diversified Fund that seeks long-term capital growth.	Voya Large Cap Growth Portfolio (Class I)**, Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC and T. Rowe Price Associates, Inc.***	0.67%*	15.33%	12.23%	15.19%
Seeks long term growth of capital and current income.	Voya Large Cap Value Fund (Class A)**** Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.86%*	12.66%	12.56%	10.85%
Seeks long term growth of capital and current income.	Voya Large Cap Value Fund (Class I)**** Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.76%*	13.05%	12.94%	11.22%

*	Current expenses reflect applicable waivers or expense limitations as reported in the Fund’s prospectus.
**	Effective November 21, 2025, the VY® T. Rowe Price Growth Equity Portfolio merged into the Voya Large Cap Growth Portfolio.
***	Effective October 27, 2025, T. Rowe Price Associates, Inc. was added as a subadviser for the Voya Large Cap Growth Portfolio.
****	Effective February 6, 2026, the Voya Large Cap Value Portfolio and VY T. Rowe Price Equity Income Portfolio merged into the Voya Large Cap Value Fund.
USP.288655-26	38

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
			1 Year	5 Years	10 Years
Seeks long-term capital appreciation.	Voya MidCap Opportunities Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.83%*	3.90%	4.55%	10.97%
Seeks maximum long-term capital appreciation.	Voya Multi-Manager International Small Cap Fund (Class I)** Investment Adviser: Voya Investments, LLC Subadvisers: Acadian Asset Management LLC and Victory Capital Management Inc.	1.20%*	39.14%	9.76%	9.28%
Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Top 200® Growth Index.	Voya RussellTM Large Cap Growth Index Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.43%*	18.12%	16.24%	18.65%

*	Current expenses reflect applicable waivers or expense limitations as reported in the Fund’s prospectus.
**	This Fund is available to the general public in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS - Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.
USP.288655-26	39

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
			1 Year	5 Years	10 Years
Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Top 200® Index.	Voya RussellTM Large Cap Index Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.36%*	18.75%	14.72%	15.36%
Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Top 200® Value Index.	Voya RussellTM Large Cap Value Index Portfolio (Class S)** Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.68%*	17.69%	11.42%	10.25%
Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Midcap® Growth Index.	Voya RussellTM Mid Cap Growth Index Portfolio (Class S)*** Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.65%*	8.08%	5.98%	11.77%

*	Current expenses reflect applicable waivers or expense limitations as reported in the Fund’s prospectus.
**	This Fund is no longer available to new investments.
*^*	Effective on or about July 10, 2026, the Voya RussellTM Mid Cap Growth Index Portfolio will merge into the Voya RussellTM Mid Cap Index Portfolio.
USP.288655-26	40

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
			1 Year	5 Years	10 Years
Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Midcap® Index.	Voya RussellTM Mid Cap Index Portfolio (Class I)** Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.40%*	10.08%	8.26%	10.59%
Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell 2000® Index.	Voya RussellTM Small Cap Index Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.43%*	12.51%	5.75%	9.29%
Seeks growth of capital primarily through investment in a diversified portfolio of common stock of companies with smaller market capitalizations.	Voya Small Company Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.87%*	8.59%	6.26%	8.39%

*	Current expenses reflect applicable waivers or expense limitations as reported in the Fund’s prospectus.
USP.288655-26	41

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
			1 Year	5 Years	10 Years
Seeks long-term capital appreciation.	Voya SmallCap Opportunities Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.92%*	14.80%	5.85%	9.11%
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2030. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Solution 2030 Portfolio (Class S)** Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.97%*	14.30%	6.11%	7.94%
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2035. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Solution 2035 Portfolio (Class S)**,*** Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.98%*	16.05%	7.22%	8.68%

*	Current expenses reflect applicable waivers or expense limitations as reported in the Fund’s prospectus.
**	This Fund is structured as a Fund of Funds that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS – The Variable Investment Options – Funds of Funds” for more information.
***	This Fund is currently available under your variable annuity contract. If this Fund was not added to your plan on September 1, 2021, it was automatically made available to your plan on or about November 12, 2021.
USP.288655-26	42

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
			1 Year	5 Years	10 Years
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2040. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Solution 2040 Portfolio (Class S)** Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.98%*	17.92%	8.34%	9.58%
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2045. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Solution 2045 Portfolio (Class S)**,*** Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	1.00%*	19.15%	9.07%	9.92%

*	Current expenses reflect applicable waivers or expense limitations as reported in the Fund’s prospectus.
**	This Fund is structured as a Fund of Funds that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS – The Variable Investment Options – Funds of Funds” for more information.
***	This Fund is currently available under your variable annuity contract. If this Fund was not added to your plan on September 1, 2021, it was automatically made available to your plan on or about November 12, 2021.
USP.288655-26	43

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
			1 Year	5 Years	10 Years
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2050. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Solution 2050 Portfolio (Class S)** Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	1.01%*	19.54%	9.28%	10.06%
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2055. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Solution 2055 Portfolio (Class S)** Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	1.03%*	19.64%	9.34%	10.09%
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2060. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Solution 2060 Portfolio (Class S)** Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	1.03%*	19.61%	9.30%	10.07%

*	Current expenses reflect applicable waivers or expense limitations as reported in the Fund’s prospectus.
**	This Fund is structured as a Fund of Funds that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS – The Variable Investment Options – Funds of Funds” for more information.
USP.288655-26	44

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
			1 Year	5 Years	10 Years
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2065. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Solution 2065 Portfolio (Class S)** Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	1.03%*	19.80%	9.38%	N/A
Seeks to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Solution 2070 Portfolio (Class S)**,*** Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	1.03%*	N/A	N/A	N/A
Seeks growth of capital.	Voya Solution Aggressive Portfolio (Class I)** Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.77%*	16.87%	9.89%	10.55%

*	Current expenses reflect applicable waivers or expense limitations as reported in the Fund’s prospectus.
**	This Fund is structured as a Fund of Funds that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS – The Variable Investment Options – Funds of Funds” for more information.
***	Effective August 11, 2025, the Voya Solution 2070 Portfolio (Class S) has been added as a new fund to the prospectus.
USP.288655-26	45

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
			1 Year	5 Years	10 Years
Seeks to provide capital growth through a diversified asset allocation strategy.	Voya Solution Balanced Portfolio (Class I)**,*** Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.75%*	13.05%	6.84%	8.04%
Seeks to provide capital growth through a diversified asset allocation strategy.	Voya Solution Balanced Portfolio (Class S)** Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	1.00%*	13.05%	6.84%	8.04%
Seeks to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Solution Conservative Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.66%*	8.33%	2.97%	4.77%

*	Current expenses reflect applicable waivers or expense limitations as reported in the Fund’s prospectus.
**	This Fund is structured as a Fund of Funds that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS – The Variable Investment Options – Funds of Funds” for more information.
***	Effective on or about July 24, 2026, the Voya Balanced Income Portfolio will change its name to the Voya Balanced Income Fund.
USP.288655-26	46

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
			1 Year	5 Years	10 Years
Seeks to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Solution Conservative Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.91%*	8.12%	2.70%	4.52%
Seeks to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Solution Income Portfolio (Class S)**,*** Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.93%*	10.94%	3.33%	5.15%
Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Bloomberg Barclays U.S. Aggregate Bond Index.	Voya U.S. Bond Index Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.36%*	6.70%	-0.75%	1.64%
Seeks total return.	Voya U.S. Stock Index Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.27%	17.53%	14.10%	14.51%

*	Current expenses reflect applicable waivers or expense limitations as reported in the Fund’s prospectus.
**	This Fund is structured as a Fund of Funds that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS – The Variable Investment Options – Funds of Funds” for more information.
***	Effective August 8, 2025, the Voya Solution 2025 Portfolio (Class S) merged into the Voya Solution Income Portfolio (Class S).
USP.288655-26	47

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
			1 Year	5 Years	10 Years
Seeks long-term capital growth. Income is a secondary objective.	VY® American Century Small-Mid Cap Value Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: American Century Investment Management, Inc.	1.10%*	4.99%	8.19%	9.00%
Seeks capital appreciation.	VY® Baron Growth Portfolio (Class S)** Investment Adviser: Voya Investments, LLC Subadviser: BAMCO, Inc.	1.25%*	-10.94%	-0.34%	9.17%
Seeks high total return consisting of capital appreciation and current income.	VY® CBRE Global Real Estate Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: CBRE Investment Management Listed Real Assets, LLC	0.91%*	6.82%	4.03%	3.99%
Seeks total return including capital appreciation and current income.	VY® Columbia Real Estate Portfolio (Class S)*** Investment Adviser: Voya Investments, LLC Subadviser: Columbia Management Investment Advisers, LLC	1.00%*	0.03%	5.67%	4.80%
Seeks total return consisting of long-term capital appreciation and current income.	VY® Columbia Contrarian Core Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: Columbia Management Investment Advisers, LLC	0.96%*	17.08%	13.87%	14.01%

*	Current expenses reflect applicable waivers or expense limitations as reported in the Fund’s prospectus.
**	Effective on or about July 17, 2026, the VY® Baron Growth Portfolio will merge into the Voya MidCap Opportunities Fund.
***	Effective January 21, 2026, the VY® CBRE Real Estate Portfolio changed its name to VY® Columbia Real Estate Portfolio and the subadviser changed from CBRE Investment Management Listed Real Assets, LLC to the Columbia Management Investment Advisers, LLC
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INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
			1 Year	5 Years	10 Years
Seeks long-term growth of capital.	VY® Columbia Small Cap Value and Inflection Portfolio (Class S)** Investment Adviser: Voya Investments, LLC Subadviser: Columbia Management Investment Advisers, LLC	1.18%*	8.04%	9.60%	8.92%
Seeks capital growth and income.	VY® Invesco Comstock Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: Invesco Advisers, Inc.	0.97%*	17.02%	14.95%	11.75%
Seeks total return consisting of long-term capital appreciation and current income.	VY® Invesco Equity and Income Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Invesco Advisers, Inc.	0.64%*	12.80%	8.82%	8.86%
Seeks total return consisting of long-term capital appreciation and current income.	VY® Invesco Equity and Income Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: Invesco Advisers, Inc.	0.89%*	12.53%	8.55%	8.59%
Seeks long-term growth of capital and income.	VY® Invesco Growth and Income Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: Invesco Advisers, Inc.	0.90%	15.35%	12.82%	10.72%
Seeks capital appreciation.	VY® JPMorgan Emerging Markets Equity Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: J.P. Morgan Investment Management Inc.	1.44%*	38.77%	0.04%	9.00%

*	Current expenses reflect applicable waivers or expense limitations as reported in the Fund’s prospectus.
**	Effective May 1, 2026, the VY® Columbia Small Cap Value II Portfolio changed its name to the VY® Columbia Small Cap Value and Inflection Portfolio.
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INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
			1 Year	5 Years	10 Years
Seeks growth from capital appreciation.	VY® JPMorgan Mid Cap Value Portfolio (Class I)** Investment Adviser: Voya Investments, LLC Subadviser: J.P. Morgan Investment Management Inc.	0.85%*	4.63%	9.53%	8.75%
Seeks growth from capital appreciation.	VY® JPMorgan Mid Cap Value Portfolio (Class S)** Investment Adviser: Voya Investments, LLC Subadviser: J.P. Morgan Investment Management Inc.	1.10%*	4.37%	9.26%	8.48%
Seeks capital growth over the long term.	VY® JPMorgan Small Cap Core Equity Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: J.P. Morgan Investment Management Inc.	1.14%	3.65%	4.63%	8.77%
Seeks, over the long-term, a high total investment return, consistent with the preservation of capital and with prudent investment risk.	VY® T. Rowe Price Capital Appreciation Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: T. Rowe Price Associates, Inc.	0.65%	12.32%	9.49%	11.32%
Seeks long-term capital appreciation.	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: T. Rowe Price Associates, Inc.	0.80%*	9.92%	7.24%	12.78%

*	Current expenses reflect applicable waivers or expense limitations as reported in the Fund’s prospectus.
**	The VY® JPMorgan Mid Cap Value Portfolio is only available to plans offering the Fund prior to the close of business on February 7, 2014.
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This updating summary Prospectus incorporates by reference the full Multiple Sponsored Retirement Options Contract prospectus and Statement of Additional Information (“SAI”), each dated May 1, 2026, as amended or supplemented. You can find these documents online at https://vpx.broadridge.com/getcontract1.asp?dtype=pros&cid=voyavpx&fid=NRVA00979 for the Contract prospectus and https://vpx.broadridge.com/getcontract1.asp?dtype=sai&cid=voyavpx&fid=NRVA00979 for the SAI. You can also obtain these documents at no cost by calling 1-800-584-6001 or by sending an email request to ProspectusRequests@voya.com.

Reports and other information about the Variable Annuity Account C, and Voya Retirement Insurance and Annuity Company, are available on the Commission’s website at http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.

EDGAR Contract Identifier:	C000002961
C000271710
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